Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000143786 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect U.S. Quantitative Value ETF
Class Name	Alpha Architect U.S. Quantitative Value ETF
Trading Symbol	QVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qval. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/qval
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 358,895,347
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 548,224
Investment Company, Portfolio Turnover	193.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	22.0%
Industrials	21.8%
Consumer Staples	12.1%
Communication Services	10.1%
Energy	10.0%
Health Care	8.0%
Information Technology	7.9%
Materials	6.0%
Utilities	2.0%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Fox Corp. - Class A	2.1%
Urban Outfitters, Inc.	2.1%
Altria Group, Inc.	2.1%
Nexstar Media Group, Inc.	2.0%
TechnipFMC PLC	2.0%
Snap-on, Inc.	2.0%
Match Group, Inc.	2.0%
NOV, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
H&R Block, Inc.	2.0%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/qval or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser
C000143787 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect International Quantitative Value ETF
Class Name	Alpha Architect International Quantitative Value ETF
Trading Symbol	IVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Value ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/ival. You can also request this information by contacting us at (215) 330-4476.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/ival
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 137,894,099
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 265,277
Investment Company, Portfolio Turnover	133.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	27.0%
Consumer Discretionary	22.9%
Materials	11.8%
Energy	10.3%
Consumer Staples	9.8%
Utilities	8.4%
Information Technology	2.1%
Real Estate	1.9%
Health Care	1.9%
Communication Services	1.9%
Cash and Cash Equivalents	2.0%

TOP HOLDINGS (as a % of Net Assets)
Equinor ASA	2.3%
Eiffage SA	2.3%
Mitsubishi Electric Corp.	2.3%
Evolution Mining Ltd.	2.2%
Enel SpA	2.2%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	44.7%
United Kingdom	15.8%
France	6.3%
Italy	6.1%
Australia	5.8%
Germany	4.0%
Norway	3.9%
Finland	2.1%
Portugal	2.1%
Denmark	2.0%
China	1.9%
Singapore	1.9%
Israel	1.4%
United States	0.4%

C000143788 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect U.S. Quantitative Momentum ETF
Class Name	Alpha Architect U.S. Quantitative Momentum ETF
Trading Symbol	QMOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/qmom. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/qmom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 297,310,476
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 434,165
Investment Company, Portfolio Turnover	245.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	15.7%
Financials	15.7%
Information Technology	15.4%
Communication Services	13.7%
Consumer Staples	9.9%
Energy	9.8%
Consumer Discretionary	5.9%
Utilities	3.9%
Materials	3.9%
Industrials	3.8%
Real Estate	2.0%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Corcept Therapeutics, Inc.	4.1%
Fox Corp. - Class A	2.0%
Sprouts Farmers Market, Inc.	2.0%
Walmart, Inc.	2.0%
TKO Group Holdings, Inc.	2.0%
Philip Morris International, Inc.	2.0%
Fiserv, Inc.	2.0%
Unum Group	2.0%
Garmin Ltd.	2.0%
Targa Resources Corp.	2.0%

C000143789 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect International Quantitative Momentum ETF
Class Name	Alpha Architect International Quantitative Momentum ETF
Trading Symbol	IMOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect International Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/imom. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/imom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 94,083,817
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 160,317
Investment Company, Portfolio Turnover	193.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	28.3%
Industrials	27.0%
Consumer Discretionary	14.9%
Health Care	8.8%
Communication Services	7.7%
Information Technology	7.3%
Consumer Staples	2.1%
Energy	2.0%
Investments Purchased with Proceeds from Securities Lending	1.6%
Cash and Cash Equivalents	0.3%

TOP HOLDINGS (as a % of Net Assets)
Rheinmetall AG	2.8%
Kongsberg Gruppen ASA	2.4%
Leonardo SpA	2.4%
Kawasaki Heavy Industries Ltd.	2.3%
Jungheinrich AG, 0.00%	2.3%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	25.3%
Germany	17.3%
Australia	12.4%
Italy	10.5%
United Kingdom	7.9%
Israel	5.1%
Singapore	4.1%
Sweden	3.7%
United States	2.5%
Norway	2.4%
Spain	2.3%
Belgium	1.9%
Netherlands	1.9%
Switzerland	1.7%
Hong Kong	1.6%

Material Fund Change Expenses [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/imom or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser.

C000183146 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Global Factor Equity ETF
Class Name	Alpha Architect Global Factor Equity ETF
Trading Symbol	AAVM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect Global Factor Equity ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/aavm/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/aavm/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 18,661,370
Holdings Count | holding	5
Advisory Fees Paid, Amount	$ 34,452
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,661,370	Advisory Fees	$34,452
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(6,188)
Portfolio Turnover Rate*	13%	Net Advisory Fees Paid	$28,264
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Momentum ETFs	54.3%
Value ETFs	45.4%
Investments Purchased with Proceeds from Securities Lending	0.9%

TOP HOLDINGS (as a % of Net Assets)
Alpha Architect US Quantitative Momentum ETF	34.4%
Alpha Architect US Quantitative Value ETF	29.9%
Alpha Architect International Quantitative Momentum ETF	19.9%
Alpha Architect International Quantitative Value ETF	15.5%

C000238196 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect High Inflation and Deflation ETF
Class Name	Alpha Architect High Inflation and Deflation ETF
Trading Symbol	HIDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect High Inflation and Deflation ETF (the “Fund”) for the period of October 1, 2024, to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/hide. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/hide
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 37,794,876
Holdings Count | holding	5
Advisory Fees Paid, Amount	$ 48,622
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,794,876	Advisory Fees	$48,622
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(8,759)
Portfolio Turnover Rate*	93%	Net Advisory Fees Paid	$39,863
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT ALLOCATIONS (as a % of Net Assets)
Intermediate US Treasuries	50.5%
Commodities	25.4%
Real Estate	23.4%
Cash and Cash Equivalents	0.7%

TOP HOLDINGS (as a % of Net Assets)
Schwab Intermediate-Term U.S. Treasury ETF	25.5%
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	25.4%
United States Treasury Bill, 4.11%, 09/04/2025	25.0%
Vanguard Real Estate ETF	23.4%

C000238588 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Tail Risk ETF
Class Name	Alpha Architect Tail Risk ETF
Trading Symbol	CAOS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect Tail Risk ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/caos. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/caos
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 342,618,292
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 935,435
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$342,618,292	Advisory Fees	$935,435
# of Portfolio Holdings	19	Fees Waived and/or Expenses Reimbursed	(10,065)
Portfolio Turnover Rate*	48%	Net Advisory Fees Paid	$925,370
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of Net Assets)
Purchased Options	128.8%
Written Options	(28.8)%

C000237974 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect 1-3 Month Box ETF
Class Name	Alpha Architect 1-3 Month Box ETF
Trading Symbol	BOXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect 1-3 Month Box ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxx. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/boxx
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Performance Inception Date	Dec. 27, 2022
Net Assets	$ 5,767,906,416
Holdings Count | holding	11
Advisory Fees Paid, Amount	$ 6,449,826
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$5,767,906,416	Advisory Fees	$6,449,826
# of Portfolio Holdings	11	Fees Waived and/or Expenses Reimbursed	(1,881,719)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$4,568,107
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of net assets)
Purchased Options	100.1%
Written Options	(0.1)%

C000254986 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect Aggregate Bond ETF
Class Name	Alpha Architect Aggregate Bond ETF
Trading Symbol	BOXA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This semi-annual shareholder report contains important information about the Alpha Architect Aggregate Bond ETF (the “Fund”) for the period of December 17, 2024 to March 31, 2025, (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/boxa/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Website	https://funds.alphaarchitect.com/boxa/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.30%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.30%
Net Assets	$ 8,172,375
Holdings Count | holding	10
Advisory Fees Paid, Amount	$ 3,115
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

ASSET CLASSES (as a % of net assets)
Purchased Options	122.1%
Written Options	(23.3)%